Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets from net operating losses carryforwards	$ 5,900,000	$ 11,400,000
Deferred tax assets from capital losses carryforwards		1,900,000
Deferred tax assets from federal and state income tax credit carryforwards	26,100,000	10,800,000
Valuation allowance for deferred income tax assets	18,963,000	14,691,000
Increase (decrease) in valuation allowance for deferred income tax assets	4,300,000	1,700,000
Undistributed earnings	90,300,000
Decrease in liability for prior year uncertain tax position	4,000,000
Gross accrued interest and penalties on unrecognized tax benefits	300,000	300,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	6,500,000	2,800,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 200,000	$ 200,000